RESEARCH AND DEVELOPMENT TAX CREDITS	3 Months Ended
Mar. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT TAX CREDITS

16. RESEARCH AND DEVELOPMENT TAX CREDITS

The Company qualifies as a small business under Internal Revenue Code Section 41(h) and has elected to apply a portion of its federal research and development (R&D) credit against the employer portion of Social Security payroll taxes, in accordance with IRS Form 6765.

As of March 31, 2025, the Company had $206,174 of unused payroll tax credits These credits are being applied as an offset to the Company’s payroll tax liability and are recognized as a reduction of payroll tax expense in the period the benefit is realized.